Schedule of Fair Value Measure Of Estimated Inputs Of Convertible Debenture (Details) - Convertable Debenture [Member]	3 Months Ended
Mar. 31, 2026 $ / shares
IfrsStatementLineItems [Line Items]
Share price assumed	$ 4.35
Exercise price assumed	$ 67.50
Time to maturity assumed	3 months 29 days
Risk-free rate assumed	2.82%
Expected volatility assumed	26.00%
Dividend yield assumed
Dilution factor assumed	33.26%